Financial Instruments - Schedule of Estimating an Increase or Decrease Profit or Loss (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Increase or Decrease Profit or Loss [Line Items]
Short-term investments— 101% of CDI	101.00%
Debentures— 100% of CDI	100.00%